EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS (Tables)	12 Months Ended
Feb. 29, 2020
Retirement Benefits [Abstract]
Schedule of Changes in Retirement Plan's Benefit Obligation and Fair Value of Assets
The following table provides a reconciliation of the changes in the retirement plans’ benefit obligation and fair value of assets over the two-year
period ended February 29, 2020 and a statement of funded status as of February 29, 2020 and February 23, 2019 (in millions):

	Pension		Other Post-Retirement Benefits
	February 29, 2020	February 23, 2019	February 29, 2020	February 23, 2019
Change in projected benefit obligation:
Beginning balance	$2,325.8	$2,351.8	$23.8	$26.9
Service cost	14.7	52.4	0.6	1.0
Interest cost	80.6	85.8	0.7	0.5
Actuarial loss (gain)	315.1	0.5	(2.6)	(2.4)
Plan participant contributions	—	—	0.4	0.4
Benefit payments (including settlements)	(218.9)	(167.8)	(2.0)	(2.6)
Plan amendments	(1.1)	3.1	—	—

Ending balance	$2,516.2	$2,325.8	$20.9	$23.8

Change in fair value of plan assets:
Beginning balance	$1,847.0	$1,814.0	$—	$—
Actual return on plan assets	106.2	3.6	—	—
Employer contributions	9.4	197.2	1.6	2.1
Plan participant contributions	—	—	0.4	0.4
Benefit payments (including settlements)	(218.9)	(167.8)	(2.0)	(2.5)

Ending balance	$1,743.7	$1,847.0	$—	$—

Components of net amount recognized in financial position:
Other current liabilities	$(6.7)	$(6.7)	$(2.5)	$(2.1)
Other long-term liabilities	(765.8)	(472.1)	(18.4)	(21.7)

Funded status	$(772.5)	$(478.8)	$(20.9)	$(23.8)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in Accumulated other comprehensive (loss) income consisted of the following (in millions):

	Pension		Other Post-Retirement Benefits
	February 29, 2020	February 23, 2019	February 29, 2020	February 23, 2019
Net actuarial loss (gain)	$170.4	$(140.6)	$(10.3)	$(8.2)
Prior service cost	1.6	3.1	1.9	5.6

	$172.0	$(137.5)	$(8.4)	$(2.6)

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets
Information for the Company’s pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of February 29, 2020 and February 23, 2019, is shown below (in millions):

	February 29, 2020	February 23, 2019
Projected benefit obligation	$2,516.2	$2,325.8
Accumulated benefit obligation	2,513.4	2,323.9
Fair value of plan assets	1,743.7	1,847.0

Schedule of Components of Net Pension and Post-retirement Expense
The following table provides the components of net pension and post retirement (income) expense for the retirement plans and other changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income (in millions):

	Pension		Other Post-Retirement Benefits
	Fiscal 2019	Fiscal 2018	Fiscal 2019	Fiscal 2018
Components of net expense:
Estimated return on plan assets	$(110.1)	$(112.6)	$—	$—
Service cost	14.7	52.4	0.6	1.0
Interest cost	80.6	85.8	0.7	0.5
Amortization of prior service cost	0.4	0.1	3.7	3.7
Amortization of net actuarial loss (gain)	0.5	(6.3)	(0.5)	(0.2)
Loss due to settlement accounting	7.4	—	—	—
Loss due to curtailment accounting	—	0.1	—	—

(Income) expense, net	(6.5)	19.5	4.5	5.0
Changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income:
Net actuarial loss (gain)	318.9	109.4	(2.6)	(2.4)
Settlement loss	(7.4)	—	—	—
Curtailment loss	—	(0.1)	—	—
Amortization of net actuarial (loss) gain	(0.5)	6.3	0.5	0.2
Prior service cost	(1.1)	3.1	—	—
Amortization of prior service cost	(0.4)	(0.1)	(3.7)	(3.7)

Total recognized in Other comprehensive (loss) income	309.5	118.6	(5.8)	(5.9)

Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income	$303.0	$138.1	$(1.3)	$(0.9)

Schedule of Assumptions Used
The weighted average actuarial assumptions used to determine year-end
projected benefit obligations for pension plans were as follows:

	February 29, 2020	February 23, 2019
Discount rate	2.83%	4.17%
Rate of compensation increase	3.02%	2.87%

The weighted average actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	February 29, 2020	February 23, 2019
Discount rate	4.17%	4.12%
Expected return on plan assets:	6.36%	6.38%

Schedule of Allocation of Plan Assets
The fair value of the Company’s pension plan assets as of February 29, 2020, excluding pending transactions of $95.1 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents (1)	$6.3	$3.4	$2.9	$—	$—
Short-term investment collective trust (2)	37.4	—	37.4	—	—
Common and preferred stock: (3)
Domestic common and preferred stock	167.8	167.8	—	—	—
International common stock	57.8	57.8	—	—	—
Collective trust funds (2)	710.6	—	—	—	710.6
Corporate bonds (4)	135.9	—	135.9	—	—
Mortgage- and other asset-backed securities (5)	45.0	—	45.0	—	—
Mutual funds (6)	272.0	138.4	22.7	—	110.9
U.S. government securities (7)	359.0	—	359.0	—	—
Other securities (8)	47.0	—	12.1	—	34.9

Total	$1,838.8	$367.4	$615.0	$—	$856.4

(1)	The carrying value of these items approximates fair value.

(2)	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.

(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.

(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.

(6)	These investments are open-ended mutual funds that are registered with the SEC which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share
basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.

(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities.
Non-exchange-traded
derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

The fair value of the Company’s pension plan assets as of February 23, 2019, excluding pending transactions of $79.5 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents (1)	$10.8	$1.6	$9.2	$—	$—
Short-term investment collective trust (2)	73.3	—	73.3	—	—
Common and preferred stock: (3)
Domestic common and preferred stock	254.5	254.5	—	—	—
International common stock	64.0	64.0	—	—	—
Collective trust funds (2)	649.9	—	—	—	649.9
Corporate bonds (4)	126.0	—	126.0	—	—
Mortgage- and other asset-backed securities (5)	42.8	—	42.8	—	—
Mutual funds (6)	257.2	139.9	29.2	—	88.1
U.S. government securities (7)	362.5	—	362.5	—	—
Other securities (8)	85.5	—	51.6	—	33.9

Total	$1,926.5	$460.0	$694.6	$—	$771.9

(1)	The carrying value of these items approximates fair value.

(2)	These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.

(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.

(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.

(6)	These investments are open-ended mutual funds that are registered with the SEC which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share
basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.

(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities.
Non-exchange-traded
derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension Benefits	Other Benefits
2020	$238.6	$2.6
2021	190.9	2.4
2022	186.5	2.2
2023	193.0	1.9
2024	225.6	1.7
2025 – 2029	705.9	6.0

Schedule of Multiemployer Plans
The following tables contain information about the Company’s multiemployer plans. Certain plans have been aggregated in the Other funds line in the following table, as the contributions to each of these plans are not individually material.

	EIN - PN	Pension Protection Act zone status (1)		Company’s 5% of total plan contributions		FIP/RP status pending/implemented
Pension fund		2019	2018	2018	2017
UFCW-Northern California Employers Joint Pension Trust Fund	946313554 - 001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047 - 001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan (4)	951939092 - 001	Red	Red	Yes	Yes	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473 - 001	Red	Red	Yes	Yes	Implemented
Sound Retirement Trust (6)	916069306 - 001	Red	Green	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572 - 001	Red	Red	Yes	Yes	Implemented
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	236396097 - 001	Red	Red	Yes	Yes	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986 - 001	Green	Green	Yes	Yes	No
UFCW Local 152 Retail Meat Pension Fund (5)	236209656 - 001	Red	Red	Yes	Yes	Implemented
Desert States Employers & UFCW Unions Pension Plan	846277982 - 001	Green	Green	Yes	Yes	No
UFCW International Union - Industry Pension Fund (5)	516055922 - 001	Green	Green	Yes	Yes	No
Mid Atlantic Pension Fund	461000515 - 001	Green	Green	Yes	Yes	No
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512 - 001	Red	Yellow	Yes	Yes	Implemented
Oregon Retail Employees Pension Trust	936074377 - 001	Green	Green	Yes	Yes	No
Intermountain Retail Store Employees Pension Trust (7)	916187192 - 001	Red	Red	Yes	Yes	Implemented

	Contributions of Company (in millions)			Surcharge imposed (2)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)(3)
Pension fund	2019	2018	2017				Count	Expiration
UFCW-Northern California Employers Joint Pension Trust Fund	$103.8	$104.4	$110.2	No	10/13/2018 to 10/9/2021	71	50	10/13/2018
Western Conference of Teamsters Pension Plan	64.9	63.7	61.2	No	9/14/2019 to 10/7/2023	50	15	9/20/2020
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan (4)	116.1	108.4	92.4	No	3/11/2018 to 3/6/2022	45	43	3/6/2022
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	18.8	20.4	20.4	No	10/26/2019 to 4/15/2020	21	16	10/26/2019
Sound Retirement Trust (6)	44.3	39.1	32.1	No	10/13/2018 to 3/18/2023	128	25	5/8/2022
Bakery and Confectionery Union and Industry International Pension Fund	18.5	17.4	16.6	No	9/3/2011 to 5/6/2023	103	34	9/6/2020
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	14.9	14.0	15.8	No	2/1/2020 to 1/31/2022	6	2	3/28/2020
Rocky Mountain UFCW Unions & Employers Pension Plan	12.3	10.8	10.8	No	11/23/2019 to 11/26/2022	85	27	2/19/2022
UFCW Local 152 Retail Meat Pension Fund (5)	10.9	10.8	11.0	No	5/2/2020	4	4	5/2/2020
Desert States Employers & UFCW Unions Pension Plan	8.9	9.1	9.3	No	10/24/2020 to 11/5/2022	16	13	10/24/2020
UFCW International Union—Industry Pension Fund (5)	9.5	13.1	12.4	No	8/3/2019 to 12/16/2023	28	6	5/1/2021
Mid Atlantic Pension Fund	7.4	6.6	6.8	No	10/26/2019 to 2/22/2020	19	16	10/26/2019
Retail Food Employers and UFCW Local 711 Pension Trust Fund	7.3	7.1	6.6	No	5/19/2018 to 12/13/2020	7	2	3/2/2019
Oregon Retail Employees Pension Trust	8.9	7.6	6.6	No	7/31/2021 to 11/12/2022	136	23	1/29/2022
Intermountain Retail Store Employees Pension Trust (7)	5.8	4.8	3.8	No	5/19/2013 to 12/10/2022	54	19	4/4/2020
Other funds	17.0	13.8	15.2

Total Company contributions to U.S. multiemployer pension plans	$469.3	$451.1	$431.2

(1)	PPA established three categories (or “zones”) of plans: (1) “Green Zone” for healthy; (2) “Yellow Zone” for endangered; and (3) “Red Zone” for critical. These categories are based upon the funding ratio of the plan assets to plan liabilities. In general, Green Zone plans have a funding ratio greater than 80%, Yellow Zone plans have a funding ratio between 65%—79%, and Red Zone plans have a funding ratio less than 65%.

(2)	Under the PPA, a surcharge may be imposed when employers make contributions under a collective bargaining agreement that is not in compliance with a rehabilitation plan. As of February 29, 2020, the collective bargaining agreements under which the Company was making contributions were in compliance with rehabilitation plans adopted by the applicable pension fund.

(3)	These columns represent the number of most significant collective bargaining agreements aggregated by common expiration dates for each of the Company’s pension funds listed above.

(4)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at March 31, 2019 and March 31, 2018.

(5)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at June 30, 2018 and June 30, 2017.

(6)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at September 30, 2018 and September 30, 2017.

(7)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at August 31, 2018 and August 31, 2017.